PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACTIVITIES AND ORGANIZATION
PRINCIPAL ACTIVITIES AND ORGANIZATION

1.              PRINCIPAL ACTIVITIES AND ORGANIZATION

Trina Solar Limited (“Trina”) was incorporated under the laws of the Cayman Islands on March 14, 2006. Trina Solar Limited and its subsidiaries (collectively the “Company”) are principally engaged in the manufacturing and selling of solar modules in the People’s Republic of China (the “PRC”) and overseas markets including Europe, the United States and other Asia Pacific regions.